                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04893

                              The Taiwan Fund, Inc.
               (Exact name of registrant as specified in charter)

                     c/o State Street Bank and Trust Company
                        2 Avenue de Lafayette, 6th Floor
                                  P.O. Box 5049
                              Boston, MA 02206-5049
                    (Address of principal executive offices)

        Mary Moran Zeven                     State Street Bank and Trust Company
     Assistant Secretary                               Tim Walsh, Esq.
2 Avenue de Lafayette, 2nd Floor               2 Avenue de Lafayette, 6th Floor
        Boston, MA 02111                         Boston, Massachusetts 02111

                                                             and

                                                 Leonard B. Mackey, Jr., Esq.
                                                   Clifford Chance U.S. LLP
                                                     31 West 52nd Street
                                                   New York, New York 10019

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-636-9242

Date of fiscal year end: August 31

Date of reporting period: July 1, 2005 - June 30, 2006

ITEM 1. PROXY VOTING RECORD.

The following represents the Fund's proxy voting record for the period from July 1, 2005 through June 30, 2006:

I.   COMPANY NAME:    CATHAY FINANCIAL HOLDING CO. LTD.

II.  EXCHANGE TICKER: 2882.TW

III. DATE OF SHAREHOLDING MEETING: 09/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    DELTA ELECTRONICS INC.

II.  EXCHANGE TICKER: 2308.TW

III. DATE OF SHAREHOLDING MEETING: 18/05/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD.

II.  EXCHANGE TICKER: 2330.TW

III. DATE OF SHAREHOLDING MEETING: 16/05/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    HIGH TECH COMPUTER CORP.

II.  EXCHANGE TICKER: 2498.TW

III. DATE OF SHAREHOLDING MEETING: 02/05/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3. To discuss the capital increase plan by issuing new shares contributed in cash

     4.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    ASUSTEK COMPUTER INC.

II.  EXCHANGE TICKER: 2357.TW

III. DATE OF SHAREHOLDING MEETING: 06/12/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To discuss the share transfer proposal

     2.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    CHINATRUST FINANCIAL HOLDING CO. LTD.

II.  EXCHANGE TICKER: 2891.TW

III. DATE OF SHAREHOLDING MEETING: 08/12/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1. To discuss the capital increase plan by issuing new shares contributed in cash

     2.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    EPISTAR CORP.

II.  EXCHANGE TICKER: 2448.TW

III. DATE OF SHAREHOLDING MEETING: 02/03/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the merger proposal

     2.   To elect the director(s) and / or the supervisor(s)

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    CHI MEI OPTOELECTRONICS CORP.

II.  EXCHANGE TICKER: 3009.TW

III. DATE OF SHAREHOLDING MEETING: 31/03/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1. To discuss the capital increase plan by issuing new shares contributed in private placement

     2.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    PHOENIX PRECISION TECHNOLOGY CORP.

II.  EXCHANGE TICKER: 2446.TW

III. DATE OF SHAREHOLDING MEETING: 27/04/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3. To discuss the capital increase plan by issuing new shares contributed in cash

     4.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    SUNPLUS TECHNOLOGY CO. LTD.

II.  EXCHANGE TICKER: 2401.TW

III. DATE OF SHAREHOLDING MEETING: 09/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    SINO-AMERICAN SILICON PRODUCTS INC.

II.  EXCHANGE TICKER: 5483.TW

III. DATE OF SHAREHOLDING MEETING: 08/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    CYNTEC CO. LTD.

II.  EXCHANGE TICKER: 2452.TW

III. DATE OF SHAREHOLDING MEETING: 09/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    CHINATRUST FINANCIAL HOLDING CO. LTD.

II.  EXCHANGE TICKER: 2891.TW

III. DATE OF SHAREHOLDING MEETING: 09/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    CATCHER TECHNOLOGY CO. LTD.

II.  EXCHANGE TICKER: 2474.TW

III. DATE OF SHAREHOLDING MEETING: 30/05/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    FOXCONN TECHNOLOGY CO. LTD

II.  EXCHANGE TICKER: 2354.TW

III. DATE OF SHAREHOLDING MEETING: 14/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    HON HAI PRECISION IND. CO. LTD.

II.  EXCHANGE TICKER: 2317.TW

III. DATE OF SHAREHOLDING MEETING: 14/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    EVERLIGHT ELECTRONICS CO. LTD.

II.  EXCHANGE TICKER: 2393.TW

III. DATE OF SHAREHOLDING MEETING: 14/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue (s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    LARGAN PRECISION CO. LTD.

II.  EXCHANGE TICKER: 3008.TW

III. DATE OF SHAREHOLDING MEETING: 14/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    SILICONWARE PRECISION INDUSTRIES CO. LTD.

II.  EXCHANGE TICKER: 2325.TW

III. DATE OF SHAREHOLDING MEETING: 12/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    NOVATEK MICROELECTRONICS CORP.

II.  EXCHANGE TICKER: 3034.TW

III. DATE OF SHAREHOLDING MEETING: 12/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    ARIMA COMMUNICATIONS CORP.

II.  EXCHANGE TICKER: 8101.TW

III. DATE OF SHAREHOLDING MEETING: 14/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3. To discuss the capital increase plan by issuing new shares contributed in cash

     4.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    FORMOSA PETROCHEMICAL CORP.

II.  EXCHANGE TICKER: 6505.TW

III. DATE OF SHAREHOLDING MEETING: 09/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    POWERTECH TECHNOLOGY INC.

II.  EXCHANGE TICKER: 6239.TW

III. DATE OF SHAREHOLDING MEETING: 14/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4. To discuss the capital increase plan by issuing new shares contributed in cash

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    WISTRON NEWEB CORP.

II.  EXCHANGE TICKER: 6285.TW

III. DATE OF SHAREHOLDING MEETING: 14/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    AU OPTRONICS CORP.

II.  EXCHANGE TICKER: 2409.TW

III. DATE OF SHAREHOLDING MEETING: 15/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    UNITED MICROELECTRONICS CORP.

II.  EXCHANGE TICKER: 2303.TW

III. DATE OF SHAREHOLDING MEETING: 12/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    UNIMICRON TECHNOLOGY CORP.

II.  EXCHANGE TICKER: 3037.TW

III. DATE OF SHAREHOLDING MEETING: 14/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    ASUSTEK COMPUTER INC.

II.  EXCHANGE TICKER: 2357.TW

III. DATE OF SHAREHOLDING MEETING: 13/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3. To discuss the capital increase plan by issuing new shares contributed in cash

     4.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    INTERNATIONAL SEMICONDUCTOR TECHNOLOGY

II.  EXCHANGE TICKER: 3063.TW

III. DATE OF SHAREHOLDING MEETING: 15/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    CHENG UEI PRECISION INDUSTRY CO., LTD.

II.  EXCHANGE TICKER: 2392.TW

III. DATE OF SHAREHOLDING MEETING: 14/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    CHINA STEEL CORP.

II.  EXCHANGE TICKER: 2002.TW

III. DATE OF SHAREHOLDING MEETING: 15/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    EPISTAR CORP.

II.  EXCHANGE TICKER: 2448.TW

III. DATE OF SHAREHOLDING MEETING: 14/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    NAN YA PLASTICS CORP.

II.  EXCHANGE TICKER: 1303.TW

III. DATE OF SHAREHOLDING MEETING: 23/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    KINSUS INTERCONNECT TECHNOLOGY CORP.

II.  EXCHANGE TICKER: 3189.TW

III. DATE OF SHAREHOLDING MEETING: 19/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3. To discuss the capital increase plan by issuing new shares contributed in cash

     4.   To amend the Articles of Incorporation

     5.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    ARDENTEC CORP.

II.  EXCHANGE TICKER: 3264.TW

III. DATE OF SHAREHOLDING MEETING: 21/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3. To discuss the capital increase plan by issuing new shares contributed in cash

     4.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    TRIPOD TECHNOLOGY CORP.

II.  EXCHANGE TICKER: 3044.TW

III. DATE OF SHAREHOLDING MEETING: 14/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To elect the director(s) and / or the supervisor(s)

     4.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    NAN YA PRINTED CIRCUIT BOARD CORP.

II.  EXCHANGE TICKER: 8046.TW

III. DATE OF SHAREHOLDING MEETING: 20/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    FORMOSA PLASTICS CORP.

II.  EXCHANGE TICKER: 1301.TW

III. DATE OF SHAREHOLDING MEETING: 05/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    THAI LIN SEMICONDUCTOR CORP.

II.  EXCHANGE TICKER: 5466.TW

III. DATE OF SHAREHOLDING MEETING: 15/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    CHI MEI OPTOELECTRONICS CORP.

II.  EXCHANGE TICKER: 3009.TW

III. DATE OF SHAREHOLDING MEETING: 23/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3. To discuss the capital increase plan by issuing new shares contributed in cash

     4.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    DEPO AUTO PARTS INDUSTRIAL CO. LTD.

II.  EXCHANGE TICKER: 6605.TW

III. DATE OF SHAREHOLDING MEETING: 15/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3. To discuss the capital increase plan by issuing new shares contributed in cash

     4.   To amend the Articles of Incorporation

     5.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    MEDIATEK INCORPORATION

II.  EXCHANGE TICKER: 2454.TW

III. DATE OF SHAREHOLDING MEETING: 21/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME:    ADVANCED SEMICONDUCTOR ENGINEERING INC.

II.  EXCHANGE TICKER: 2311.TW

III. DATE OF SHAREHOLDING MEETING: 21/06/2006 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.


By: /s/ Benny Hu
    ---------------------------------
Name: Benny Hu
Title: President

Date: August 23, 2006